Cash and cash equivalents (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Components of cash and cash equivalents:
Undrawn borrowing facilities	₨ 99,051	₨ 5,226